Unaudited Interim Condensed Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Activities:
Net loss	$ (2,220,671)	$ (2,035,834)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,986	5,704
Share-based compensation expense	46,248	58,570
Periodic pension costs		40,850
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(403,354)	687,545
Accounts payable	505,566	(49,249)
Interest payable		86,985
Other accrued liabilities	(3,576)	(325,069)
Net cash used in operating activities	(2,073,801)	(1,530,498)
Financing Activities:
Proceeds from the issuance of common shares in private placement, net	3,300,000	1,380,291
Proceeds from exercise of common share warrants	180,782
Payments on notes payable		(194,715)
Net cash provided by financing activities	3,480,782	1,185,576
Change in cash and cash equivalents	1,406,981	(344,922)
Cash and cash equivalents at the beginning of period	1,665,395	897,680
Cash and cash equivalents at the end of period	3,072,376	552,758
Supplemental disclosure of non-cash and financing activities:
Issuance of note payable for prepaid insurance		396,000
Pre-funded warrant issued as a deferred offering cost	296,154
Deemed dividends on make whole shares and warrants	1,845,839
Issuance of pre-funded preferred shares in private placement offerings, net	11,799
Conversion of preferred participation certificates into common shares	6,966
Accrued dividends on preferred shares	$ 126,367